FINANCIAL AND CAPITAL RISK MANAGEMENT - Credit risk (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL AND CAPITAL RISK MANAGEMENT
Maximum exposure to credit risk	$ 3,983,204	$ 3,570,649